United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/10

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Government Cash Series

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--51.6%
$4,000,000	1	Federal Farm Credit System Floating Rate Notes, 0.186%, 9/8/2009	$4,000,000
26,250,000	2	Federal Home Loan Bank System Discount Notes, 0.323% - 3.200%, 10/1/2009 - 1/11/2010	26,192,784
124,500,000	1	Federal Home Loan Bank System Floating Rate Notes, 0.206% - 0.800%, 9/1/2009 - 11/25/2009	124,468,232
47,130,000		Federal Home Loan Bank System Notes, 0.290% - 5.250%, 9/11/2009 - 8/4/2010	47,157,043
54,000,000	2	Federal Home Loan Mortgage Corp. Discount Notes, 0.220% - 1.000%, 9/14/2009 - 3/16/2010	53,926,387
63,000,000	1	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.191% - 0.620%, 9/1/2009 - 11/9/2009	62,996,189
6,000,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	6,209,173
37,750,000	2	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 10/1/2009 - 7/12/2010	37,701,946
33,000,000	1	Federal National Mortgage Association Floating Rate Notes, 0.380% - 0.440%, 9/1/2009 - 11/12/2009	32,996,468
17,800,000		Federal National Mortgage Association Notes, 6.625% - 7.250%, 9/15/2009 - 1/15/2010	17,979,373
		TOTAL GOVERNMENT AGENCIES	413,627,595
		U.S. TREASURY--2.3%
18,250,000	2	United States Treasury Bills, 0.445% - 0.482%, 4/1/2010	18,199,138
		REPURCHASE AGREEMENTS--46.0%
35,000,000	3	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $3,280,782,623.	35,000,000
39,000,000		Interest in $3,555,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,555,021,725 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2039 and the market value of those underlying securities was $3,626,122,160.	39,000,000
26,064,000		Interest in $8,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,000,046,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $8,160,047,633.	26,064,000
29,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,024,444 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $4,105,461,461.	29,000,000
39,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,011,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,011,900.	39,000,000
13,000,000	3	Interest in $1,050,000,000 joint repurchase agreement 0.21%, dated 8/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,183,750 on 9/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,074,019,412.	13,000,000
39,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $3,000,018,333 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $3,073,452,365.	39,000,000
70,000,000		Interest in $200,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $200,001,222 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2039 and the market value of those underlying securities was $204,001,362.	70,000,000
39,000,000		Interest in $2,055,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,055,011,988 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2039 and the market value of those underlying securities was $2,105,158,023.	39,000,000
39,000,000		Interest in $150,000,000 joint repurchase agreement 0.22%, dated 8/31/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,000,917 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2040 and the market value of those underlying securities was $153,986,608.	39,000,000
		TOTAL REPURCHASE AGREEMENTS	368,064,000
		TOTAL INVESTMENTS–99.9% (AT AMORTIZED COST)4	799,890,733
		OTHER ASSETS AND LIABILITIES – NET– 0.1%5	1,044,041
		TOTAL NET ASSETS–100%	$800,934,774

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$---	$413,627,595	$---	$413,627,595
U.S. Treasury	---	18,199,138	---	18,199,138
Repurchase Agreements	---	368,064,000	---	368,064,000
TOTAL SECURITIES	$---	$799,890,733	$---	$799,890,733

Municipal Cash Series

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5%1,2
		Alabama--0.8%
$1,794,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 9/3/2009	$1,794,500
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 0.610%, 9/3/2009	3,100,000
		TOTAL	4,894,500
		Alaska--4.0%
25,000,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.850%, 9/3/2009	25,000,000
		Arizona--6.0%
5,500,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.180%, 9/2/2009	5,500,000
2,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.360%, 9/3/2009	2,275,000
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.360%, 9/3/2009	3,400,000
1,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.640%, 9/3/2009	1,000,000
2,055,000	3,4	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 9/3/2009	2,055,000
1,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.510%, 9/3/2009	1,630,000
8,635,000	3,4	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 9/3/2009	8,635,000
1,150,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.470%, 9/2/2009	1,150,000
3,300,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 0.480%, 9/3/2009	3,300,000
4,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.260%, 9/3/2009	4,000,000
4,250,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.370%, 9/3/2009	4,250,000
		TOTAL	37,195,000
		California--3.9%
1,335,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (IWorks US, Inc.)/(City National Bank LOC), 2.290%, 9/3/2009	1,335,000
2,385,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/ (City National Bank LOC), 2.500%, 9/3/2009	2,385,000
6,450,000		San Francisco, CA City & County Airport Commission, (Second Series)/(Issue 34A) Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.500%, 9/2/2009	6,450,000
8,225,000	3,4	San Jose, CA Airport, (SPEARs DBE-685) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.340%, 9/3/2009	8,225,000
5,645,000	3,4	San Jose, CA Airport, (SPEARs DBE-686) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.340%, 9/3/2009	5,645,000
		TOTAL	24,040,000
		Colorado--1.1%
6,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.200%, 9/2/2009	6,000,000
1,015,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 9/3/2009	1,015,000
105,000		Colorado HFA, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 9/3/2009	105,000
		TOTAL	7,120,000
		Connecticut--1.0%
6,000,000		New Haven, CT, (Series 2002A), 0.45% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/1/2009	6,000,000
		Delaware--0.8%
5,000,000		Delaware EDA IDRB, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.320%, 9/1/2009	5,000,000
		Florida--4.7%
1,830,000	3,4	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.510%, 9/3/2009	1,830,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2006B-2) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.300%, 9/3/2009	5,000,000
4,700,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.700%, 9/3/2009	4,700,000
17,505,000		Orlando & Orange County Expressway Authority, FL, (Sub Series 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 1.000%, 9/3/2009	17,505,000
50,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.350%, 9/1/2009	50,000
		TOTAL	29,085,000
		Georgia--7.3%
2,370,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.350%, 9/1/2009	2,370,000
5,850,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.370%, 9/2/2009	5,850,000
350,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.400%, 9/2/2009	350,000
15,000,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/ (FHLB of Atlanta LOC), 0.370%, 9/2/2009	15,000,000
4,940,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.350%, 9/2/2009	4,940,000
8,720,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.350%, 9/1/2009	8,720,000
8,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 0.360%, 9/3/2009	8,240,000
		TOTAL	45,470,000
		Illinois--6.1%
3,845,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.780%, 9/3/2009	3,845,000
1,230,000		Chicago, IL, (Series 2000) Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(Bank of America N.A. LOC), 0.600%, 9/3/2009	1,230,000
1,665,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.710%, 9/3/2009	1,665,000
3,375,000		Fulton, IL, (Series 1998) Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 0.780%, 9/3/2009	3,375,000
6,700,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.630%, 9/3/2009	6,700,000
1,595,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.690%, 9/3/2009	1,595,000
3,375,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.420%, 9/3/2009	3,375,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.640%, 9/3/2009	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.420%, 9/3/2009	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.740%, 9/3/2009	3,000,000
3,030,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 1.850%, 9/3/2009	3,030,000
3,200,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.780%, 9/3/2009	3,200,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 9/2/2009	3,300,000
104,000		Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.920%, 9/3/2009	104,000
		TOTAL	38,049,000
		Indiana--5.2%
770,000		Carmel, IN, (Series 1999) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.750%, 9/3/2009	770,000
270,000		Indiana Development Finance Authority, (Series 1996) Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.920%, 9/3/2009	270,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.740%, 9/3/2009	1,500,000
17,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2008C-1) Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.250%, 9/1/2009	17,000,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 1.670%, 9/3/2009	12,900,000
		TOTAL	32,440,000
		Kansas--2.3%
5,031,000	3,4	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.510%, 9/3/2009	5,031,000
685,000		Colwich, KS Industrial Development, IDRBs (Series 1999) Weekly VRDNs (EPCO Carbon Dioxide Products, Inc.)/(Regions Bank, Alabama LOC), 1.010%, 9/3/2009	685,000
5,990,000	3,4	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.410%, 9/3/2009	5,990,000
2,495,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.540%, 9/2/2009	2,495,000
		TOTAL	14,201,000
		Kentucky--0.5%
800,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.590%, 9/3/2009	800,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.500%, 9/3/2009	2,100,000
		TOTAL	2,900,000
		Louisiana--0.9%
2,500,000		New Orleans, LA IDB, (Series 2000) Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 9/3/2009	2,500,000
3,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.580%, 9/3/2009	3,000,000
		TOTAL	5,500,000
		Maine--1.4%
2,625,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 0.770%, 9/2/2009	2,625,000
4,000,000		Maine State Housing Authority, (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	4,000,000
2,220,000		Paris, ME, (Series 2001) Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 2.750%, 9/3/2009	2,220,000
		TOTAL	8,845,000
		Massachusetts--0.6%
4,000,000		Massachusetts IFA, (Series 1992B), 1.10% CP (New England Power Co.), Mandatory Tender 9/28/2009	4,000,000
		Michigan--1.8%
2,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	2,030,503
9,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.320%, 9/1/2009	9,000,000
		TOTAL	11,030,503
		Minnesota--0.0%
210,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.390%, 9/3/2009	210,000
		Missouri--0.1%
920,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.590%, 9/3/2009	920,000
		Montana--0.5%
3,300,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/ (Union Bank, N.A. LOC), 0.330%, 9/2/2009	3,300,000
		Multi-State--5.9%
6,834,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.540%, 9/3/2009	6,834,000
3,693,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.540%, 9/3/2009	3,693,000
7,390,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/ (GTD by FHLMC)/(FHLMC LIQ), 0.390%, 9/3/2009	7,390,000
4,420,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/ (GTD by FHLMC)/(FHLMC LIQ), 0.440%, 9/3/2009	4,420,000
6,700,000	3,4	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.470%, 9/3/2009	6,700,000
7,600,000	3,4	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.470%, 9/3/2009	7,600,000
		TOTAL	36,637,000
		Nevada--0.2%
1,000,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.800%, 9/2/2009	1,000,000
		New York--1.9%
1,455,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 9/3/2009	1,455,000
1,205,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.800%, 9/2/2009	1,205,000
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.590%, 9/3/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.750%, 9/2/2009	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.590%, 9/3/2009	1,600,000
1,700,000	3,4	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.370%, 9/3/2009	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank N.A. LOC), 0.650%, 9/3/2009	2,250,000
		TOTAL	11,645,000
		North Carolina--0.6%
3,550,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.450%, 9/1/2009	3,550,000
		Ohio--14.7%
3,330,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	3,338,467
3,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	3,015,154
2,000,000		Edgewood City, OH School District, 2.00% BANs, 12/1/2009	2,005,658
8,880,000		Elyria, OH, 2.50% BANs, 9/9/2009	8,881,049
3,800,000		Fremont, OH City School District, 2.75% BANs, 9/23/2009	3,801,690
25,000,000		Hamilton, OH, 2.00% BANs, 9/10/2009	25,000,000
3,000,000		Lakewood, OH, 3.00% BANs, 4/15/2010	3,024,668
3,400,000		Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,423,494
1,100,000		Licking County, OH Career & Technology Educational Centers, 3.00% BANs, 9/8/2009	1,100,207
2,750,000		Louisville Ohio City School District, 3.20% BANs, 9/30/2009	2,751,499
3,000,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	3,004,685
2,000,000		Monroe, OH, 2.00% BANs, 8/19/2010	2,009,496
3,150,000		Oakwood City, OH, 2.25% BANs, 3/11/2010	3,158,094
5,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.300%, 9/2/2009	5,000,000
2,000,000		Oregon City, OH, 1.05% BANs, 9/8/2010	2,008,140
1,991,000		Paulding County, OH, 2.75% BANs, 9/8/2009	1,991,300
2,200,000		Perrysburg, OH, 3.50% BANs, 11/5/2009	2,200,947
5,000,000		Richland County, OH, 3.50% BANs, 1/12/2010	5,013,282
2,825,000		Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 3.300%, 9/3/2009	2,825,000
2,990,000		Trumbull County, OH Sewer District, (Series B), 2.50% BANs, 3/23/2010	2,996,503
2,020,000		Warrensville Heights, OH, 3.00% BANs, 11/24/2009	2,021,128
2,500,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 1.850%, 9/4/2009	2,500,000
		TOTAL	91,070,461
		Oklahoma--0.3%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 9/3/2009	2,000,000
		Oregon--1.1%
7,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.360%, 9/3/2009	7,000,000
		Pennsylvania--0.1%
675,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 0.800%, 9/3/2009	675,000
		South Dakota--0.5%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(Key Bank, N.A. LOC), 4.040%, 9/3/2009	3,000,000
		Tennessee--4.2%
700,000		Franklin County, TN IDB, (Series 1997) Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 3.250%, 9/2/2009	700,000
100,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.420%, 9/3/2009	100,000
15,000,000		Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.250%, 9/2/2009	15,000,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 3.950%, 9/3/2009	10,000,000
		TOTAL	25,800,000
		Texas--5.1%
17,600,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.520%, 9/2/2009	17,600,000
1,940,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.200%, 9/1/2009	1,940,000
4,155,000	3,4	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.670%, 9/3/2009	4,155,000
130,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.320%, 9/3/2009	130,000
720,000	3,4	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.370%, 9/2/2009	720,000
7,220,000	3,4	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 9/3/2009	7,220,000
		TOTAL	31,765,000
		Vermont--1.2%
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 1.200%, 9/1/2009	3,325,000
4,000,000		Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.550%, 9/2/2009	4,000,000
		TOTAL	7,325,000
		Virginia--11.3%
2,500,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.290%, 9/1/2009	2,500,000
8,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.310%, 9/3/2009	8,000,000
6,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.330%, 9/3/2009	6,000,000
10,000,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 2.600%, 9/3/2009	10,000,000
10,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.380%, 9/3/2009	10,000,000
8,935,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 1.000%, 9/1/2009	8,935,000
3,000,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/ (U.S. Bank, N.A. LOC), 0.200%, 9/2/2009	3,000,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.370%, 9/3/2009	7,500,000
4,000,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.510%, 9/2/2009	4,000,000
10,000,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.450%, 9/3/2009	10,000,000
		TOTAL	69,935,000
		Washington--0.9%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 0.460%, 9/2/2009	625,000
3,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/ (Key Bank, N.A. LOC), 2.300%, 9/3/2009	3,000,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.620%, 9/3/2009	2,250,000
		TOTAL	5,875,000
		Wisconsin--3.3%
2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.640%, 9/3/2009	2,000,000
3,255,000		Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.600%, 9/3/2009	3,255,000
1,400,000		Menomonie, WI Area School District, 2.40% TRANs, 9/1/2009	1,400,000
1,625,000		Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.600%, 9/3/2009	1,625,000
6,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.600%, 9/3/2009	6,500,000
3,935,000		Wausau, WI Community Development Authority, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.600%, 9/3/2009	3,935,000
1,960,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.420%, 9/2/2009	1,960,000
		TOTAL	20,675,000
		Wyoming--0.2%
1,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.360%, 9/3/2009	1,000,000
		TOTAL INVESTMENTS --- 100.5% (AT AMORTIZED COST)5	624,152,464
		OTHER ASSETS AND LIABILITIES --- NET --- (0.5)%6	(3,374,006)
		TOTAL NET ASSETS --- 100%	$620,778,458

Securities that are subject to the federal alternative minimum tax (AMT) represent 62.8% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At August 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $76,033,000, which represented 12.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2009, these liquid restricted securities amounted to $76,033,000, which represented 12.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$-	$624,152,464	$-	$624,152,464

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Financing Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Prime Cash Series

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.4%
$36,299,894	1,2	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	$36,299,894
7,132,689		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	7,132,689
468,021		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	468,021
4,663,725		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	4,663,725
17,296,687	1	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	17,296,687
14,426,476		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	14,426,476
		TOTAL	80,287,492
		Finance - Equipment--0.2%
14,425,794	1	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	14,425,794
		TOTAL ASSET-BACKED SECURITIES	94,713,286
		BANKERS ACCEPTANCE--0.1%
		Finance - Banking--0.1%
8,089,000		Bank of America N.A., 0.600%, 9/8/2009	8,088,056
		CERTIFICATES OF DEPOSIT--28.9%
		Finance - Banking--28.9%
165,000,000		BNP Paribas S.A., 0.330% - 1.380%, 9/8/2009 - 10/23/2009	165,000,000
225,000,000		Banco Bilbao Vizcaya Argentaria S.A., 0.655% - 1.070%, 11/2/2009 - 12/9/2009	225,003,312
100,000,000		Bank of America N.A., 0.350%, 10/13/2009	100,000,000
245,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320% - 0.450%, 9/16/2009 - 11/20/2009	245,000,000
225,000,000		Barclays Bank PLC, 0.600% - 0.800%, 9/11/2009 - 1/19/2010	225,000,000
125,000,000		Bayerische Landesbank, 0.660% - 0.700%, 9/15/2009 - 9/28/2009	125,000,624
65,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	65,000,000
125,000,000		Calyon, Paris, 0.400% - 0.450%, 9/1/2009 - 11/20/2009	125,000,000
25,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	25,000,000
111,000,000		Natixis, 0.280% - 0.290%, 9/4/2009 - 9/11/2009	111,000,000
150,000,000		Societe Generale, Paris, 0.480% - 0.500%, 2/1/2010 - 2/11/2010	150,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.450%, 9/21/2009	50,000,000
79,500,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	79,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,690,503,936
		COLLATERALIZED LOAN AGREEMENTS--10.6%
		Finance - Banking--10.6%
50,250,000		BNP Paribas Securities Corp., 1.014%, 9/1/2009	50,250,000
107,000,000		Banc of America Securities LLC, 0.650%, 9/1/2009	107,000,000
75,000,000		Barclays Capital, Inc., 0.850%, 10/27/2009	75,000,000
51,000,000		Citigroup Global Markets, Inc., 0.580%, 9/1/2009	51,000,000
200,000,000		Deutsche Bank Securities, Inc., 0.750%, 11/3/2009	200,000,000
138,250,000		Greenwich Capital Markets, Inc., 0.680%, 9/1/2009 - 9/2/2009	138,250,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	621,500,000
		COMMERCIAL PAPER--25.0%3
		Chemicals--1.7%
100,000,000	1,2	BASF SE, 0.650%, 12/14/2009	99,812,222
		Consumer Non-Durables--0.3%
19,955,000		Clorox Corp., 0.320%, 9/16/2009	19,952,339
		Diversified--0.4%
23,000,000	1,2	ITT Corp., 0.600%, 10/26/2009 - 11/2/2009	22,977,400
		Finance - Banking--14.4%
50,000,000	1,2	Banco Bilbao Vizcaya Argentaria S.A., 1.005%, 11/16/2009	49,894,445
40,000,000	1,2	Clipper Receivables Company LLC, 0.280%, 11/18/2009	39,975,733
65,000,000	1,2	Danske Corp., Inc., 0.380% - 0.390%, 9/18/2009 - 9/25/2009	64,985,263
10,000,000		ING (U.S.) Funding LLC, 0.290%, 11/10/2009	9,994,361
117,000,000	1,2	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.500%, 9/4/2009	116,995,125
307,900,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.450%, 10/13/2009 - 11/16/2009	307,664,175
130,000,000	1,2	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/1/2009 - 9/8/2009	129,992,833
105,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020% - 1.050%, 10/21/2009	104,847,917
20,000,000	1,2	Variable Funding Capital Corp., 0.280%, 11/13/2009	19,988,644
		TOTAL	844,338,496
		Finance - Commercial--4.6%
40,000,000	1,2	Atlantic Asset Securitization LLC, 0.240%, 9/9/2009	39,997,867
65,000,000		General Electric Capital Corp., 0.390%, 11/23/2009	64,941,554
100,000,000		General Electric Capital Services, 0.750%, 11/9/2009 - 11/10/2009	99,854,688
64,200,000	1,2	Versailles Commercial Paper LLC, 0.450%, 9/18/2009	64,186,358
		TOTAL	268,980,467
		Finance - Retail--0.9%
50,000,000	1,2	Yorktown Capital LLC, 0.300%, 11/17/2009	49,967,917
		Food & Beverage--1.0%
59,000,000	1,2	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.370% - 0.500%, 9/21/2009 - 10/21/2009	58,961,961
		Retail--1.0%
58,749,000	1,2	CVS Caremark Corp., 0.500% - 0.550%, 11/2/2009 - 11/12/2009	58,691,557
		Telecommunications--0.7%
40,800,000	1,2	Vodafone Group PLC, 0.800%, 9/3/2009 - 9/8/2009	40,795,320
		TOTAL COMMERCIAL PAPER	1,464,477,679
		CORPORATE BOND--0.2%
		Finance - Commercial--0.2%
10,000,000		General Electric Capital Corp., 5.000%, 2/8/2010	10,175,269
		CORPORATE NOTE--0.1%
		Finance - Commercial--0.1%
5,375,000		General Electric Capital Corp., 4.125%, 9/1/2009	5,375,000
		GOVERNMENT AGENCIES--1.3%
		Government Agency--1.3%
50,000,000		Federal Home Loan Bank System, 0.690%, 1/27/2010	50,000,000
25,000,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	25,000,000
		TOTAL GOVERNMENT AGENCIES	75,000,000
		LOAN PARTICIPATION--1.8%
		Chemicals--1.8%
103,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 9/28/2009	103,500,000
		NOTES – VARIABLE—20.0%4
		Electronics--0.9%
50,000,000	1,2	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.627%, 9/25/2009	50,000,000
		Finance - Banking--14.5%
2,015,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/4/2009	2,015,000
2,000,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 9/3/2009	2,000,000
19,420,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 2.600%, 9/3/2009	19,420,000
7,620,000		American Municipal Power-Ohio, Inc., (Series 2008B), (Key Bank, N.A. LOC), 2.600%, 9/3/2009	7,620,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	40,000,000
50,000,000	1,2	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	50,000,000
40,000,000	1,2	Bank of Montreal, 0.796%, 9/8/2009	40,000,000
50,000,000		Bank of Montreal, 1.033%, 9/18/2009	50,000,000
5,295,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 9/4/2009	5,295,000
25,935,000		COG Leasing Co. LLP, (Series 2007), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	25,935,000
1,110,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 0.620%, 9/3/2009	1,110,000
1,630,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/4/2009	1,630,000
9,735,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 2.750%, 9/3/2009	9,735,000
1,515,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.250%, 9/3/2009	1,515,000
35,000,000		Credit Agricole S.A., 0.859%, 9/22/2009	35,000,000
13,925,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 2.750%, 9/3/2009	13,925,000
550,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.350%, 9/2/2009	550,000
21,920,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 1.850%, 9/3/2009	21,920,000
1,410,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/4/2009	1,410,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.260%, 9/3/2009	45,335,000
5,030,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.750%, 9/3/2009	5,030,000
4,820,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/3/2009	4,820,000
2,600,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.950%, 9/2/2009	2,600,000
6,510,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.260%, 9/3/2009	6,510,000
1,715,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/3/2009	1,715,000
2,285,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 0.550%, 9/4/2009	2,285,000
4,355,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 3.150%, 9/3/2009	4,355,000
17,060,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	17,060,000
3,410,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 2.750%, 9/3/2009	3,410,000
18,000,000	1,2	ING Bank NV, 0.854%, 9/28/2009	18,000,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.320%, 9/3/2009	15,000,000
1,720,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 1.000%, 9/1/2009	1,720,000
25,000,000		Lloyds TSB Bank PLC, London, 0.226%, 9/8/2009	25,000,000
3,730,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.350%, 9/1/2009	3,730,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.350%, 9/1/2009	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 2.500%, 9/3/2009	3,955,000
14,670,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 5.000%, 9/3/2009	14,670,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.260%, 9/3/2009	13,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	55,000,000
13,340,000		National Coney Island Financial LLC, (Series 2005-A), (Fifth Third Bank, Cincinnati LOC), 2.750%, 9/3/2009	13,340,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 1.880%, 9/2/2009	17,700,000
3,465,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	3,465,000
6,930,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	6,930,000
3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	3,630,000
50,000,000	1,2	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	50,000,000
7,560,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/4/2009	7,560,000
21,325,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.720%, 9/3/2009	21,325,000
16,523,000		Societe Generale, Paris, 1.056%, 9/4/2009	16,521,534
2,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.950%, 9/2/2009	2,100,000
3,870,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 0.550%, 9/4/2009	3,870,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 9/4/2009	2,735,000
375,000		TDB Realty Ltd., (National City Bank LOC), 3.702%, 9/3/2009	375,000
5,175,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	5,175,000
27,380,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.400%, 9/3/2009	27,380,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (Key Bank, N.A. LOC), 0.900%, 9/3/2009	31,000,000
135,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 3.260%, 9/3/2009	135,000
11,500,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.400%, 9/2/2009	11,500,000
1,154,000		Wells Fargo & Co., 0.729%, 9/15/2009	1,154,124
		TOTAL	848,170,658
		Finance - Commercial--1.1%
43,277,000		General Electric Capital Corp., 0.300% - 0.787%, 9/1/2009 - 11/26/2009	43,253,965
7,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 1.100%, 9/3/2009	7,100,000
14,570,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 1.100%, 9/3/2009	14,570,000
		TOTAL	64,923,965
		Finance - Retail--0.5%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.828%, 9/15/2009	32,000,000
		Government Agency--0.5%
19,000,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.400%, 9/3/2009	19,000,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.330%, 9/3/2009	10,000,000
		TOTAL	29,000,000
		Health Care--0.6%
35,000,000	1,2	Roche Holding AG, 1.393%, 11/25/2009	35,000,000
		Insurance--1.7%
15,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	15,000,000
35,000,000		Monumental Life Insurance Co., 1.088%, 9/1/2009	35,000,000
20,000,000	1,2	Pacific Life Global Funding, 0.734%, 9/9/2009	20,000,000
30,000,000		Security Life of Denver Insurance Co., 2.464%, 11/12/2009	30,000,000
		TOTAL	100,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	1,169,094,623
		REPURCHASE AGREEMENTS--10.3%
503,911,000		Interest in $8,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,000,046,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $8,160,047,633.	503,911,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,778 on 9/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $510,002,834.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	603,911,000
		TOTAL INVESTMENTS---99.9% (AT AMORTIZED COST)5	5,846,338,849
		OTHER ASSETS AND LIABILITIES—NET—0.1%6	5,299,556
		TOTAL NET ASSETS—100%	$5,851,638,405

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $1,188,245,020, which represented 20.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2009, these liquid restricted securities amounted to $1,156,522,539, which represented 19.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$14,425,794	$14,425,794
	NIF-T-2009-1, Class A1, 2.565%, 4/6/2010	3/9/2009	$17,296,687	$17,296,687
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$---	$94,713,286	$---	$94,713,286
Bankers Acceptance	---	8,088,056	---	8,088,056
Certificates of Deposit	---	1,690,503,936	---	1,690,503,936
Collateralized Loan Agreements	---	621,500,000	---	621,500,000
Commercial Paper	---	1,464,477,679	---	1,464,477,679
Corporate Bond	---	10,175,269	---	10,175,269
Corporate Note	---	5,375,000	---	5,375,000
Government Agencies	---	75,000,000	---	75,000,000
Loan Participation	---	103,500,000	---	103,500,000
Notes-Variable	---	1,169,094,623	---	1,169,094,623
Repurchase Agreements	---	603,911,000	---	603,911,000
TOTAL SECURITIES	$---	$5,846,338,849	$---	$5,846,338,849

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDB	--Industrial Development Bond
LOC	--Letter of Credit

Treasury Cash Series

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount			Value
		U.S. TREASURY--28.7%
$21,225,000	1	United States Treasury Bills, 0.290%, 10/8/2009	$21,218,674
40,000,000	1	United States Treasury Bills, 0.300%, 11/27/2009	39,971,000
25,000,000	1	United States Treasury Bills, 0.440% - 0.453%, 4/1/2010	24,934,302
24,900,000	1	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	24,869,556
17,000,000	1	United States Treasury Bills, 0.545%, 7/1/2010	16,922,019
14,000,000	1	United States Treasury Bills, 0.665%, 11/19/2009	13,979,570
39,500,000		United States Treasury Notes, 2.000%, 2/28/2010	39,818,472
55,500,000		United States Treasury Notes, 2.125%, 1/31/2010	55,857,364
24,000,000		United States Treasury Notes, 3.125%, 11/30/2009	24,167,344
22,500,000		United States Treasury Notes, 3.375%, 9/15/2009	22,526,925
17,000,000		United States Treasury Notes, 3.500%, 11/15/2009	17,112,909
43,500,000		United States Treasury Notes, 3.500% - 6.500%, 2/15/2010	44,347,480
8,000,000		United States Treasury Notes, 3.625%, 1/15/2010	8,096,608
14,500,000		United States Treasury Notes, 3.625%, 10/31/2009	14,579,297
		TOTAL U.S. TREASURY	368,401,520
		REPURCHASE AGREEMENTS--71.2%
52,000,000	2	Interest in $925,000,000 joint repurchase agreement 0.20%, dated 8/28/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,457,361 on 11/25/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $943,521,059.	52,000,000
66,000,000	2	Interest in $950,000,000 joint repurchase agreement 0.18%, dated 8/5/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $950,142,500 on 9/4/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $969,130,892.	66,000,000
32,000,000	2	Interest in $450,000,000 joint repurchase agreement 0.17%, dated 8/11/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,108,375 on 10/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $459,045,563.	32,000,000
75,000,000	2	Interest in $1,500,000,000 joint repurchase agreement 0.19%, dated 8/6/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,308,750 on 9/14/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,530,210,032.	75,000,000
24,319,000		Interest in $8,000,000,000 joint repurchase agreement 0.21%, dated 8/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,000,046,667 on 9/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $8,160,047,633.	24,319,000
128,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,011,111 on 9/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $2,040,011,409.	128,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 8/26/2009 under which Credit Suisse First Boston will repurchase securities provided as collateral for $2,000,054,444 on 9/2/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,040,051,521.	100,000,000
128,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,700,009,444 on 9/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $1,734,002,470.	128,000,000
128,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,008,333 on 9/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 12/31/2013 and the market value of those underlying securities was $1,530,002,048.	128,000,000
128,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 8/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,011,111 on 9/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $2,040,297,713.	128,000,000
52,000,000	2	Interest in $940,000,000 joint repurchase agreement 0.20%, dated 8/4/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $940,156,667 on 9/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2012 and the market value of those underlying securities was $958,946,763.	52,000,000
		TOTAL REPURCHASE AGREEMENTS	913,319,000
		TOTAL INVESTMENTS --- 99.9% (AT AMORTIZED COST)3	1,281,720,520
		OTHER ASSETS AND LIABILITIES --- NET --- 0.1%4	1,213,583
		TOTAL NET ASSETS --- 100%	$1,282,934,103

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at anytime with seven-days’ notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
U. S. Treasury	$---	$368,401,520	$---	$368,401,520
Repurchase Agreements	---	913,319,000	---	913,319,000
TOTAL SECURITIES	$---	$1,281,720,520	$---	$1,281,720,520

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009